PREPAID EXPENSES AND OTHER RECEIVABLE DISCLOSURE: Schedule of prepaid expenses and other receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Details
Prepaid expenses	$ 16	$ 48
Other receivable (i)	28	16
Prepaid expenses and other receivable	$ 44	$ 64